Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employees	Dec. 31, 2022 USD ($) employees	Dec. 31, 2021 USD ($) employees
Entity Information [Line Items]
Wages and salaries | $	$ 7,835	$ 7,486	$ 6,934
Social security costs | $	943	720	733
Share-based payments | $	1,131	1,034	733
Pension and other post-retirement benefit costs | $	370	576	457
Employee benefits expense | $	$ 10,279	$ 9,816	$ 8,857
Average number of employees (employee)	79,400	66,300	64,000
Termination payments | $	$ 96	$ 27	$ 74
Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	4,600	4,100	3,800
Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	8,600	8,700	9,100
Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	55,800	43,700	42,000
other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	10,400	9,800	9,100
Service station staff | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	33,800	23,300	21,300
US
Entity Information [Line Items]
Average number of employees (employee)	24,900	13,000	11,100
US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	900	700	400
US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	3,100	3,000	3,100
US | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	19,500	8,000	6,200
US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	1,400	1,300	1,400
Non-US
Entity Information [Line Items]
Average number of employees (employee)	54,500	53,300	52,900
Non-US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	3,700	3,400	3,400
Non-US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	5,500	5,700	6,000
Non-US | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	36,300	35,700	35,800
Non-US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	9,000	8,500	7,700